BANK LOANS (Tables)	6 Months Ended
Jun. 30, 2023
Debt Disclosure [Abstract]
SCHEDULE OF SHORT-TERM BANK DEBT
	June 30, 2023	December 31, 2022
	(Unaudited)
Secured short-term loans	$6,765,931	$7,203,762
Total short-term bank loans	$6,765,931	$7,203,762

SCHEDULE OF SECURED SHORT-TERM BANK DEBT

Detailed information of secured short-term loan balances as of June 30, 2023 and December 31, 2022 were as follows:

	June 30, 2023	December 31, 2022
	(Unaudited)
Guaranteed by IST and Mr. Lin and Collateralized by the real property of ISIOT and equity investment of IST HK	$6,765,931	$7,203,762
Total	$6,765,931	$7,203,762